Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
TSYS Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution, percentage of eligible compensation	100.00%
TSYS Stock Repurchase Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of employer contribution	15.00%
Maximum | TSYS Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employee contribution, percentage of eligible compensation	4.00%
Percentage of employer discretionary contributions	4.00%